Shareholders' Equity	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Capital Share Premium And Treasury Shares [Abstract]
Shareholders' Equity
14.
SHAREHOLDERS’ EQUITY
(A)
Conditional capital

The conditional capital at June 30, 2024 amounts to a maximum of CHF 209,405.43 split into 20,940,543 ordinary shares, in connection with the potential future issuances of:

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Conditional share capital for new bonds and similar debt instruments:

CHF 67,500.00 through the issuance of a maximum of 6,750,000 fully paid up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of convertible rights and/or option rights or warrants, new bonds and similar debt instruments.

•
Conditional share capital in connection with employee benefit plans:

CHF 95,663.02 through the issuance of a maximum of 9,566,302 fully paid up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of option rights or other equity-linked instruments granted to any employee, consultant or member of the Board of Directors of Oculis.

During the six months ended June 30, 2024, 95,590 options were exercised and associated ordinary shares have been issued using the conditional share capital for employee benefit plans (refer to Note 9). These shares were not registered yet in the commercial register as of balance sheet date.

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Conditional share capital for EBAC public and private warrants:

CHF 42,541.38 through the issuance of a maximum of 4,254,138 fully paid up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of warrants.

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Conditional share capital for earnout options:

CHF 3,701.03 through the issuance of a maximum of 370,103 fully paid up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of option rights or other equity-linked instruments granted to any employee, consultant or member of the Board of Directors of Oculis.

(B) Capital band

The Company has a capital band between CHF 464,437.00 (lower limit) and CHF 691,655.50 (upper limit). The Company may effect an increase of the Company’s share capital in a maximum amount of CHF 227,218.50 by issuing up to 22,721,850 ordinary shares with a par value of CHF 0.01 each out of the Company’s capital band. The Board of Directors is authorized to increase the share capital to the upper limit at any time and as often as required until May 29, 2029. The Company had 41,745,295 ordinary shares issued and outstanding as of June 30, 2024 with a share price of $11.95.

(C) Treasury shares

In connection with the establishment of the ATM Offering Program described in Note 4 - Financing Activities, the Company issued 1,000,000 ordinary shares out of the Company’s capital band, such shares to be held in treasury and exclusively reserved for future settlement of any sales under the sales agreement with Leerink Partners.